MERGER WITH BRUSHY RESOURCES, INC. AND RELATED TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2016
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table sets forth our preliminary purchase price allocation:

	(in thousands, except number of shares and stock price)
Shares of Lilis Common Stock issued to Brushy shareholders		5,785,119
Lilis Common Stock closing price on June 23, 2016		$1.20
Fair value of Common Stock issued		$6,942
Cash consideration paid to SOS		500
SOS Note		1,000
Fair value of SOS warrant		170
Warrant liability – repricing derivative		164
Advance to Brushy pre-merger		2,508
Total purchase price		11,284
Plus: liabilities assumed by Lilis
Current Liabilities
Account payable and accrued expenses	$5,650
Accrued expenses – penalties assumed with Merger	738
Term loan - Independent Bank	11,379
		17,767

Long-Term Debt		19
Asset Retirement Obligation		777
Amount attributable to liabilities assumed		18,563
		$29,847

Fair Value of Brushy Assets
Current Assets:
Cash	$706
Other current assets	603
		$1,309
Oil and Gas Properties:
Evaluated properties	7,512
Unevaluated properties	20,625
		28,137
Other assets
Other Property Plant & Equipment	42
Other assets	359
		401
Total Asset Value		$29,847

Business Acquisition, Pro Forma Information
	Three Months		Six Months
	Ended		Ended
	June 30,		June 30,
	2016	2015	2016	2015
(in thousands, except per share amounts)
Revenue	$1,808	$568	$2,630	$1,297

Net loss	$(5,843)	$(6,522)	$(10,511)	$(14,305)

Net loss per common share basic and diluted	$(1.48)	$(2.40)	$(3.06)	$(5.29)

Weighted average shares outstanding:
Basic and diluted	3,946,573	2,712,607	3,431,122	2,705,754